Debt Securities in Issue	12 Months Ended
Mar. 31, 2026
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Debt Securities in Issue
20	DEBT SECURITIES IN ISSUE
Debt securities in issue at March 31, 2026 and 2025 consisted of the following:

		At March 31,
	Interest rate	2026	2025
		(In millions)
SMFG:
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2025-2052	0.95%-6.71%	¥8,015,219	¥7,204,601
Unsubordinated bonds, payable in euros, due 2026-2035	0.30%-4.49%	1,189,176	799,166
Unsubordinated bonds, payable in Japanese yen, due 2026-2035	0.55%-2.15%	240,402	260,000
Unsubordinated bonds, payable in Australian dollars, due 2026-2028	3.40%-4.13%	61,456	52,553
Unsubordinated bonds, payable in Hong Kong dollars, due 2028	3.54%	6,059	5,589
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2025-2035	0.47%-2.35%	752,730	701,064
Subordinated bonds, payable in United States dollars, due 2029-2045	2.14%-6.18%	869,239	493,492

Total SMFG		11,134,281	9,516,465

SMBC:
Commercial paper	1.96%-4.91%	2,237,882	1,819,529
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2025-2045	3.30%-6.90%	378,138	281,872
Unsubordinated bonds, payable in Australian dollars, due 2026-2027	4.77%-4.80%	12,030	5,838
Unsubordinated bonds, payable in Hong Kong dollars, due 2025-2028	2.90%-4.16%	8,159	21,667
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2026	2.17%-2.21%	59,999	59,998

Total SMBC		2,696,208	2,188,904

Other subsidiaries:
Commercial paper	0.30%-7.97%	1,913,474	1,751,568
Unsubordinated bonds:
Unsubordinated bonds, payable in Japanese yen, due 2025-2050	0.01%-7.20%	69,764	84,114
Unsubordinated bonds, payable in United States dollars, due 2025-2037	0.01%-4.02%	6,700	8,606
Unsubordinated bonds, payable in euros, due 2025-2031	0.01%-3.60%	476,416	566,906
Unsubordinated bonds, payable in Indonesian rupiah, due 2025-2030	6.10%-7.45%	63,884	33,651
Unsubordinated bonds, payable in Australian dollars, due 2027-2028	0.01%-0.75%	183	250
Unsubordinated bonds, payable in Indian rupee, due 2025-2035	7.14%-9.50%	195,513	216,951
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2028	4.00%-4.15%	20,000	20,000

Total other subsidiaries		2,745,934	2,682,046

Total debt securities in issue		¥16,576,423	¥14,387,415

Interest rates represent the contractual interest rates that were applied at March 31, 2026 and 2025, and thus do not represent the actual effective interest rates.
The following table presents the movement in Subordinated bonds for the fiscal years ended March 31, 2026 and 2025.

	For the fiscal year ended March 31,
	2026	2025
	(In millions)
Subordinated bonds at beginning of period (1)	¥1,274,554	¥1,444,192
Cash flows:
Proceeds from issuance of subordinated bonds	513,967	252,506
Redemption of subordinated bonds	(123,000)	(439,941)
Non-cash changes:
Foreign exchange translations	59,371	(5,117)
Others	(22,924)	22,914

Subordinated bonds at end of period (1)	¥1,701,968	¥1,274,554

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries.